ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT CASH RESERVES FUND
Unaudited		July 31, 2007
Portfolio of Investments †
(Amounts in 000s)	$ Par	Value

ASSET BACKED SECURITIES 0.2%
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.32%, 1/15/16 (1)	10,000	10,000
Total Asset Backed Securities (Cost $10,000)		10,000

BANK NOTE 3.8%
American Express Bank, VR, 5.29%, 12/13/07	24,000	24,000
Bank of America, 5.29%, 11/2/07	31,000	31,000
Bank of America, 5.30%, 11/5/07	21,000	21,000
Bank of America, 5.32%, 9/14/07	7,000	7,000
HSBC Bank, VR, 5.43%, 9/21/07	17,000	17,003
Keybank, VR, 5.376%, 8/8/07	9,000	9,000
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	19,000	18,991
National City Bank, VR, 5.30%, 3/13/08	19,250	19,251
National City Bank, VR, 5.37%, 2/7/08	7,000	7,003
PNC Bank, VR, 5.27%, 6/17/08	23,000	22,996
U.S. Bank, VR, 5.255%, 2/8/08	2,700	2,699
Westpac Banking, VR, 5.32%, 1/29/08	18,000	17,999
Total Bank Note (Cost $197,942)		197,942
CERTIFICATES OF DEPOSIT 22.4%
Domestic 5.5% (2)
Bank of New York, VR, 5.375%, 5/2/08	1,500	1,501
Citibank New York, 5.32%, 9/13/07	25,000	25,000
Citibank New York, 5.32%, 9/21/07	9,000	9,000
DEPFA Bank, 5.26%, 8/15/07	34,000	34,000
Dexia Credit, VR, 5.27%, 3/28/08	2,500	2,500
Dexia Credit, VR, 5.278%, 1/25/08	18,000	17,999
Fifth Third Bank, VR, 5.26%, 2/4/08	30,000	29,995
Harris Bank, 5.34%, 12/4/07	23,000	23,000
PNC Bank, 5.33%, 10/19/07	7,000	7,000
SunTrust Bank, VR, 5.265%, 9/14/07	27,700	27,699
SunTrust Bank, VR, 5.29%, 10/29/07	7,000	7,000
Wells Fargo Bank, 5.27%, 8/3/07	20,000	20,000
Wells Fargo Bank, 5.28%, 8/24/07	20,000	20,000
Wells Fargo Bank, 5.29%, 8/20/07	29,700	29,700
Wilmington Trust, 5.29%, 10/5/07	31,000	30,998
		285,392
Eurodollar 4.9% (3)
ABN AMRO Bank, 5.295%, 8/13/07	13,000	13,000
Alliance & Leicester, 5.32%, 10/23/07	12,000	12,000
Alliance & Leicester, 5.375%, 12/17/07	10,000	10,000
Barclays Bank, 5.31%, 11/1/07	30,000	30,001
BBVA Finance Delaware, 5.32%, 10/12/07	29,000	29,000
Deutsche Bank, 5.305%, 11/19/07	40,000	39,996
DNB NOR Bank, 5.33%, 9/28/07	15,000	15,000
Intesa Sanpaolo, 5.33%, 8/13/07	20,000	20,000
KBC Bank, 5.32%, 9/5/07	23,000	23,000
Northern Rock, 5.33%, 8/13/07	23,000	23,000
Royal Bank of Scotland, 5.33%, 8/13/07	24,000	24,000
Societe Generale, 5.275%, 10/1/07	12,000	12,000
		250,997
Yankee 12.0% (4)
Allied Irish Bank, VR, 5.336%, 8/8/07	20,000	20,000
Banco Bilbao Vizcaya, 5.32%, 9/20/07	10,000	10,000
Banco Bilbao Vizcaya, 5.415%, 3/17/08	1,000	1,000
Bank of Ireland, 5.34%, 8/8/07	9,000	9,000
Bank of Montreal, 5.34%, 12/5/07	11,000	11,000
Bank of Nova Scotia, VR, 5.26%, 10/3/07	15,000	14,999
Bank of Nova Scotia, VR, 5.263%, 4/2/08	16,000	15,997
Barclays Bank, 5.35%, 4/14/08	30,000	30,000
BNP Paribas, VR, 5.26%, 7/3/08	5,000	4,998
BNP Paribas, VR, 5.30%, 10/3/07	12,000	11,999
Calyon, VR, 5.30%, 9/13/07	26,000	25,999
Calyon, VR, 5.30%, 10/3/07	13,000	13,000
Canadian Imperial Bank, VR, 5.41%, 3/17/08	29,000	29,021
Fortis Bank, 5.33%, 8/22/07	30,000	30,000
Fortis Bank, VR, 5.27%, 10/15/07	10,000	10,000
HBOS, 5.45%, 6/16/08	23,000	23,000
Lloyds Bank, 5.30%, 8/28/07	62,500	62,500
Natexis Banques Populaires, 5.335%, 8/8/07	8,000	8,000
Rabobank Nederland, 5.25%, 9/6/07	18,000	18,000
Rabobank Nederland, 5.28%, 8/24/07	50,000	50,000
Royal Bank of Canada, VR, 5.265%, 4/3/08	25,000	24,995
Royal Bank of Canada, VR, 5.265%, 4/4/08	8,000	7,998
Royal Bank of Scotland, VR, 5.265%, 3/26/08	12,300	12,298
Royal Bank of Scotland, VR, 5.265%, 4/3/08	18,000	17,996
Skandinaviska Enskilda Banken, 5.32%, 10/22/07	30,000	30,000
Societe Generale, VR, 5.265%, 9/21/07	21,000	20,999
Swedbank, VR, 5.27%, 4/3/08	9,000	8,998
Swedbank, VR, 5.315%, 9/17/07	13,000	13,000
Toronto Dominion Bank, 5.32%, 9/28/07	34,000	34,000
Toronto Dominion Bank, 5.365%, 10/26/07	10,000	10,001
UBS, 5.33%, 8/8/07	44,500	44,500
		623,298
Total Certificates of Deposit (Cost $1,159,687)		1,159,687
COMMERCIAL PAPER 48.3%
4(2) 33.2% (5)
Abbott Laboratories, 5.25%, 8/30/07	10,000	9,958
Alliance & Leicester, 5.23%, 8/28/07	7,000	6,973
Alpine Securitization, 5.25%, 10/5/07	17,000	16,839
Alpine Securitization, 5.25%, 10/25/07	10,000	9,876
Alpine Securitization, 5.25%, 11/9/07	4,000	3,942
Alpine Securitization, 5.27%, 8/21/07	29,000	28,915
AT&T, 5.26%, 8/30/07 (1)	18,500	18,422
Atlantic Asset Securitization, 5.25%, 10/23/07	1,614	1,594
Atlantic Asset Securitization, 5.26%, 10/9/07	11,300	11,186
Atlantic Asset Securitization, 5.265%, 8/14/07	18,000	17,966
Atlantic Asset Securitization, 5.27%, 9/17/07	6,054	6,012
Atlantic Asset Securitization, 5.275%, 8/13/07	31,000	30,945
Atlantic Asset Securitization, 5.28%, 8/13/07	1,157	1,155
Australia & New Zealand Banking, 5.25%, 12/10/07	5,000	4,904
BA Credit Card Trust, 5.255%, 10/29/07 (1)	10,000	9,870
BA Credit Card Trust, 5.26%, 9/6/07 (1)	25,000	24,869
BA Credit Card Trust, 5.26%, 10/9/07 (1)	8,800	8,711
BA Credit Card Trust, 5.26%, 10/10/07 (1)	22,000	21,775
BA Credit Card Trust, 5.26%, 10/11/07 (1)	7,000	6,927
BASF AG, 5.26%, 9/28/07	31,000	30,737
Bryant Park Funding, 5.24%, 8/21/07 (1)	19,374	19,318
Bryant Park Funding, 5.26%, 8/21/07 (1)	13,987	13,946
Bryant Park Funding, 5.26%, 9/24/07 (1)	13,000	12,897
Bryant Park Funding, 5.27%, 8/17/07 (1)	8,000	7,981
Bryant Park Funding, 5.28%, 8/2/07 (1)	12,800	12,798
Bryant Park Funding, 5.29%, 8/13/07 (1)	5,000	4,991
Cafco, 5.25%, 9/12/07	15,000	14,908
Cafco, 5.255%, 9/12/07	37,000	36,773
Cafco, 5.26%, 8/17/07	10,000	9,977
Cafco, 5.26%, 9/10/07	5,400	5,368
Cafco, 5.28%, 8/24/07	5,000	4,983
Cargill Global Funding, 5.26%, 8/22/07	5,000	4,985
Chariot Funding, 5.25%, 9/17/07 (1)	1,600	1,589
Chariot Funding, 5.25%, 9/20/07 (1)	4,000	3,971
Chariot Funding, 5.25%, 10/12/07 (1)	5,000	4,948
Chariot Funding, 5.25%, 10/15/07 (1)	7,000	6,923
Chariot Funding, 5.25%, 10/17/07 (1)	668	661
Chariot Funding, 5.26%, 8/15/07 (1)	3,424	3,417
Chariot Funding, 5.26%, 10/11/07 (1)	7,275	7,200
Chariot Funding, 5.30%, 8/23/07 (1)	32,920	32,813
Ciesco, 5.25%, 8/30/07	21,000	20,911
Ciesco, 5.255%, 8/14/07	8,000	7,985
Ciesco, 5.26%, 8/1/07	6,000	6,000
Ciesco, 5.26%, 8/14/07	22,000	21,958
Ciesco, 5.26%, 9/12/07	10,000	9,939
Ciesco, 5.27%, 8/7/07	6,000	5,995
Ciesco, 5.27%, 10/1/07	6,000	5,946
Citibank Credit Card Issuance Trust, 5.25%, 10/4/07	1,000	991
Citibank Credit Card Issuance Trust, 5.25%, 10/5/07	42,000	41,602
Citibank Credit Card Issuance Trust, 5.255%, 9/10/07	33,000	32,807
Coca-Cola Company, 5.20%, 12/7/07	37,500	36,807
Consolidated Edison, 5.35%, 8/3/07	12,000	11,996
CRC Funding, 5.26%, 8/9/07	3,000	2,996
CRC Funding, 5.26%, 8/21/07	5,100	5,085
CRC Funding, 5.26%, 9/5/07	10,875	10,819
CRC Funding, 5.26%, 9/10/07	3,500	3,480
CRC Funding, 5.26%, 9/25/07	12,800	12,697
CRC Funding, 5.27%, 8/20/07	20,000	19,944
CRC Funding, 5.27%, 8/28/07	15,000	14,941
CRC Funding, 5.27%, 9/10/07	2,947	2,930
Danske, 5.25%, 8/24/07	21,000	20,930
Danske, 5.25%, 9/11/07	1,300	1,292
Danske, 5.26%, 8/20/07	6,300	6,283
DEPFA Bank, 5.25%, 10/4/07	1,000	991
DEPFA Bank, 5.25%, 10/23/07	1,820	1,798
Eksportfinans ASA, 5.27%, 8/10/07 (1)	50,000	49,934
Fairway Finance, 5.255%, 8/22/07	2,700	2,692
Fairway Finance, 5.26%, 9/7/07	18,000	17,903
Fairway Finance, 5.27%, 8/17/07	1,190	1,187
Fairway Finance, 5.27%, 8/23/07	14,200	14,154
Fairway Finance, 5.28%, 8/10/07	22,800	22,770
Fairway Finance, 5.28%, 8/20/07	3,500	3,490
Falcon Asset Securitization, 5.26%, 8/9/07	17,300	17,280
Falcon Asset Securitization, 5.26%, 9/14/07	1,403	1,394
Falcon Asset Securitization, 5.27%, 8/8/07	2,000	1,998
Falcon Asset Securitization, 5.27%, 8/20/07	5,000	4,986
Falcon Asset Securitization, 5.27%, 8/22/07	1,948	1,942
Falcon Asset Securitization, 5.27%, 8/23/07	12,000	11,961
Falcon Asset Securitization, 5.28%, 8/8/07	1,105	1,104
Falcon Asset Securitization, 5.28%, 8/10/07	5,971	5,963
Falcon Asset Securitization, 5.28%, 8/15/07	6,660	6,646
Falcon Asset Securitization, 5.28%, 8/20/07	2,926	2,918
Grampian Funding, 5.25%, 9/24/07	74,000	73,417
Hewlett-Packard, 5.25%, 9/21/07 (1)	9,500	9,429
John Deere Capital, 5.26%, 8/17/07 (1)	9,000	8,979
Jupiter Securitization, 5.25%, 9/7/07 (1)	15,600	15,516
Jupiter Securitization, 5.25%, 10/9/07 (1)	1,000	990
Jupiter Securitization, 5.26%, 8/10/07 (1)	5,803	5,795
Jupiter Securitization, 5.26%, 9/17/07 (1)	1,001	994
Jupiter Securitization, 5.265%, 8/10/07 (1)	9,000	8,988
Jupiter Securitization, 5.27%, 8/7/07 (1)	2,000	1,998
Jupiter Securitization, 5.27%, 8/10/07 (1)	20,000	19,974
Jupiter Securitization, 5.27%, 9/17/07 (1)	1,200	1,192
Jupiter Securitization, 5.28%, 8/7/07 (1)	10,000	9,991
Jupiter Securitization, 5.29%, 8/7/07 (1)	1,650	1,649
Kitty Hawk Funding, 5.26%, 9/20/07	614	610
Nationwide Building Society, 5.25%, 10/15/07 (1)	10,000	9,891
Nationwide Building Society, 5.255%, 10/9/07 (1)	8,550	8,464
Nationwide Building Society, 5.26%, 10/15/07 (1)	3,750	3,709
Natixis, 5.25%, 10/11/07 (1)	44,200	43,742
Northern Rock, 5.25%, 8/31/07 (1)	4,500	4,480
NSTAR, 5.36%, 8/1/07 (1)	7,992	7,992
Old Line Funding, 5.25%, 8/3/07	2,000	1,999
Old Line Funding, 5.25%, 9/11/07	2,500	2,485
Old Line Funding, 5.25%, 9/14/07	9,000	8,942
Old Line Funding, 5.26%, 8/22/07	1,675	1,670
Old Line Funding, 5.26%, 8/24/07	32,000	31,892
Old Line Funding, 5.26%, 9/4/07	8,340	8,299
Old Line Funding, 5.26%, 9/7/07	15,000	14,919
Old Line Funding, 5.26%, 9/13/07	1,800	1,789
Ranger Funding, 5.25%, 9/19/07	2,000	1,986
Ranger Funding, 5.26%, 8/21/07	11,000	10,968
Ranger Funding, 5.26%, 9/10/07	2,533	2,518
Ranger Funding, 5.27%, 8/30/07	14,500	14,438
Ranger Funding, 5.28%, 8/29/07	42,000	41,828
Sigma Finance, 5.165%, 11/5/07	25,000	24,656
Solitaire Funding, 5.25%, 8/28/07 (1)	1,000	996
Solitaire Funding, 5.25%, 9/18/07 (1)	45,000	44,685
Solitaire Funding, 5.25%, 10/3/07 (1)	10,000	9,908
Solitaire Funding, 5.265%, 10/1/07 (1)	16,304	16,159
Southern Company, 5.32%, 8/2/07	15,000	14,998
Statoil, 5.28%, 8/1/07 (1)	11,652	11,652
SYSCO, 5.25%, 8/21/07	13,100	13,062
Tulip Funding, 5.27%, 8/27/07	33,000	32,874
Tulip Funding, 5.29%, 8/31/07	27,000	26,881
Variable Funding Capital, 5.28%, 8/2/07	62,500	62,491
Variable Funding Capital, 5.28%, 8/9/07	3,000	2,996
Wal-Mart Funding, 5.25%, 8/22/07	50,000	49,847
Yorktown Capital, 5.25%, 9/13/07	10,000	9,937
Yorktown Capital, 5.26%, 9/12/07	4,093	4,068
Yorktown Capital, 5.26%, 9/14/07	6,300	6,260
Yorktown Capital, 5.265%, 8/23/07	22,000	21,929
Yorktown Capital, 5.27%, 8/30/07	28,000	27,881
		1,720,281
Non-4(2) 15.1%
Bank of America, 5.25%, 9/25/07	3,000	2,976
Bank of America, 5.26%, 9/25/07	1,600	1,587
Capital One Multi-Asset Executive Trust, 5.26%, 9/6/07	1,250	1,243
Capital One Multi-Asset Executive Trust, 5.27%, 10/4/07	20,500	20,308
Capital One Multi-Asset Executive Trust, 5.27%, 10/16/07	1,000	989
CBA (Delaware) Finance, 5.25%, 9/17/07	35,000	34,760
CBA (Delaware) Finance, 5.275%, 8/31/07	9,000	8,960
Citigroup Funding, 5.25%, 10/24/07	12,500	12,347
Cornell University, 5.25%, 8/7/07	2,000	1,998
CS First Boston, 5.25%, 9/13/07	10,000	9,937
CS First Boston, 5.26%, 8/20/07	20,000	19,945
Daimlerchrysler Revolving Auto Conduit, 5.25%, 8/7/07	1,000	999
Daimlerchrysler Revolving Auto Conduit, 5.26%, 9/10/07	3,000	2,982
Daimlerchrysler Revolving Auto Conduit, 5.27%, 8/14/07	10,000	9,981
Daimlerchrysler Revolving Auto Conduit, 5.27%, 8/17/07	16,933	16,893
Daimlerchrysler Revolving Auto Conduit, 5.28%, 8/6/07	3,800	3,797
Daimlerchrysler Revolving Auto Conduit, 5.28%, 8/17/07	1,145	1,142
Dexia Delaware, 5.25%, 8/6/07	3,000	2,998
Dexia Delaware, 5.25%, 8/8/07	25,000	24,975
Dexia Delaware, 5.25%, 8/20/07	6,000	5,983
DNB Nor Bank, 5.165%, 11/6/07	17,500	17,256
Electricite de France, 5.225%, 9/4/07	2,605	2,592
Electricite de France, 5.27%, 9/4/07	26,709	26,576
FCAR Owner Trust, 5.25%, 9/20/07	5,850	5,807
FCAR Owner Trust, 5.25%, 10/25/07	14,750	14,567
FCAR Owner Trust, 5.26%, 9/20/07	14,609	14,502
FCAR Owner Trust, 5.26%, 10/25/07	12,000	11,851
FCAR Owner Trust II, 5.26%, 9/21/07	3,000	2,978
FCAR Owner Trust II, 5.27%, 9/20/07	23,700	23,527
GE, 5.25%, 9/27/07	36,000	35,701
GE Capital, 5.25%, 8/20/07	1,300	1,296
HBOS Treasury Services, 5.25%, 10/26/07	2,000	1,975
HSBC Bank USA, 5.268%, 8/24/07	22,000	21,926
ING US Funding, 5.20%, 8/14/07	21,000	20,961
K2 USA, 5.25%, 8/22/07	15,500	15,453
K2 USA, 5.25%, 9/14/07	12,500	12,420
K2 USA, 5.26%, 9/17/07	20,150	20,012
K2 USA, 5.26%, 10/1/07	5,000	4,955
Links Finance, 5.23%, 9/10/07	12,000	11,930
Links Finance, 5.25%, 8/16/07	10,000	9,978
Links Finance, 5.25%, 9/18/07	12,500	12,413
Los Angeles Airport, 5.26%, 10/10/07	18,750	18,558
Morgan Stanley Dean Witter, 5.20%, 9/24/07	25,000	24,805
Natixis, 5.26%, 8/17/07	9,000	8,979
New York Power Auth., 5.25%, 8/8/07	6,000	5,994
New York Power Auth., 5.25%, 9/10/07	18,594	18,486
New York Power Auth., 5.27%, 10/3/07	5,272	5,223
Northwestern University, 5.26%, 10/10/07	5,000	4,949
Park Avenue Receivables, 5.25%, 9/4/07 (1)	5,100	5,075
Park Avenue Receivables, 5.25%, 9/6/07 (1)	3,110	3,094
Park Avenue Receivables, 5.25%, 9/7/07 (1)	8,000	7,957
Park Avenue Receivables, 5.25%, 9/19/07 (1)	6,200	6,156
Park Avenue Receivables, 5.25%, 10/12/07 (1)	23,500	23,253
Park Avenue Receivables, 5.27%, 8/20/07 (1)	9,488	9,462
Park Avenue Receivables, 5.28%, 8/20/07 (1)	10,074	10,046
Park Avenue Receivables, 5.29%, 8/24/07 (1)	3,450	3,438
PNC Bank, 5.27%, 9/24/07	1,000	992
Proctor & Gamble International Funding, 5.21%, 10/11/07	570	564
Proctor & Gamble International Funding, 5.22%, 9/12/07	7,000	6,957
Proctor & Gamble International Funding, 5.24%, 9/12/07	13,000	12,921
Proctor & Gamble International Funding, 5.25%, 9/20/07	30,000	29,781
Rabobank USA Financial, 5.25%, 8/23/07	2,000	1,994
Societe Generale North America, 5.25%, 9/4/07	1,300	1,294
Societe Generale North America, 5.255%, 10/9/07	8,400	8,315
Societe Generale North America, 5.27%, 9/19/07	2,000	1,986
Stadshypotek Delaware, 5.23%, 8/14/07	28,000	27,947
Stanford Univ., 5.25%, 10/3/07	7,000	6,936
Swedbank, 5.25%, 10/10/07	2,000	1,980
UBS Finance (Delaware), 5.25%, 8/1/07	1,900	1,900
UBS Finance (Delaware), 5.25%, 9/4/07	1,800	1,791
UBS Finance (Delaware), 5.25%, 10/12/07	2,250	2,226
UBS Finance (Delaware), 5.25%, 10/15/07	5,900	5,835
UBS Finance (Delaware), 5.25%, 10/26/07	2,000	1,975
Westpac Banking, 5.166%, 11/7/07 (1)	15,000	14,789
Whistlejacket Capital, 5.26%, 8/20/07 (1)	2,000	1,994
Whistlejacket Capital, 5.26%, 9/6/07 (1)	3,591	3,572
Whistlejacket Capital, 5.26%, 9/20/07 (1)	5,000	4,964
Whistlejacket Capital, 5.28%, 9/21/07 (1)	9,000	8,933
Yale University, 5.25%, 8/3/07	1,000	1,000
Yale University, 5.25%, 9/5/07	6,000	5,969
		785,566
Total Commercial Paper (Cost $2,505,847)		2,505,847
FUNDING AGREEMENTS 1.2%
Genworth Life Insurance, VR, 5.44%, 4/11/08 (6)	12,000	12,000
Genworth Life Insurance, VR, 5.45%, 1/14/08 (6)	20,000	20,000
ING USA Annuity & Life Insurance, 5.37%, 8/6/07 (6)	15,000	15,000
ING USA Annuity & Life Insurance, 5.37%, 8/23/07 (6)	10,000	10,000
Transamerica Occidental Life Insurance, VR, 5.47%, 9/2/08 (6)	5,000	5,000
Total Funding Agreements (Cost $62,000)		62,000

MEDIUM-TERM NOTES 18.9%
Allied Irish Bank, VR, 5.30%, 8/19/08 (1)	22,000	22,000
Allstate Life Global Funding II, VR, 5.32%, 9/4/08	4,000	4,000
Allstate Life Global Funding II, VR, 5.36%, 6/30/08	24,000	24,005
American General Finance, VR, 5.49%, 6/27/08	4,000	4,005
American Honda Finance, VR, 5.33%, 4/14/08 (1)	22,000	22,000
American Honda Finance, VR, 5.33%, 7/7/08 (1)	11,250	11,250
American Honda Finance, VR, 5.38%, 6/23/08	2,500	2,501
American Honda Finance, VR, 5.44%, 5/12/08 (1)	4,750	4,753
Anglo Irish Bank, VR, 5.35%, 12/5/07 (1)	18,750	18,750
Australia & New Zealand Banking, VR, 5.33%, 6/5/08 (1)	15,000	15,000
Australia & New Zealand Banking, VR, 5.34%, 8/22/08 (1)	7,600	7,600
Australia & New Zealand Banking, VR, 5.34%, 8/22/08 (1)	22,000	22,001
Banco Santander Totta, VR, 5.33%, 8/15/08 (1)	29,000	29,000
Bank of Ireland, VR, 5.31%, 8/19/08	27,000	27,000
Bank One, VR, 5.56%, 10/1/07	2,100	2,101
BMW Capital, VR, 5.30%, 9/5/08 (1)	26,000	26,000
BNP Paribas, VR, 5.35%, 8/19/08 (1)	30,000	30,000
Calyon, VR, 5.327%, 8/10/07	31,000	31,000
Citigroup, VR, 5.405%, 5/2/08	25,000	25,015
Danske Bank, VR, 5.29%, 8/20/08 (1)	10,000	10,000
GE Capital, VR, 5.37%, 4/11/08	18,750	18,760
GE Capital, VR, 5.38%, 5/19/08	6,250	6,254
GE Capital, VR, 5.445%, 10/17/07	10,000	10,000
Goldman Sachs, VR, 5.37%, 8/10/08	30,000	30,000
HBOS Treasury Services, VR, 5.29%, 9/5/08	30,000	30,000
HBOS Treasury Services, VR, 5.31%, 9/8/08 (1)	6,000	6,000
IBM, VR, 5.28%, 9/4/08 (1)	28,000	27,998
Intesa Bank of Ireland, VR, 5.33%, 8/26/08	27,000	27,000
Irish Life & Permanent, VR, 5.34%, 8/22/08 (1)	29,000	29,000
JPMorgan Chase, VR, 5.31%, 9/2/08	20,000	20,000
JPMorgan Chase, VR, 5.43%, 1/25/08	15,000	15,005
K2 USA, VR, 5.30%, 1/22/08	9,000	9,000
Kommunalkredit Austria, VR, 5.32%, 9/8/08 (1)	33,750	33,750
Lehman Brothers, VR, 5.35%, 7/25/08	12,000	12,000
Links Finance, VR, 5.33%, 7/11/08 (1)	15,000	14,999
MBNA Europe Funding, VR, 5.46%, 9/7/07 (1)	13,500	13,502
Merrill Lynch, VR, 5.30%, 8/18/08	10,000	10,000
Merrill Lynch, VR, 5.39%, 8/24/07	8,000	8,000
Merrill Lynch, VR, 5.485%, 10/19/07	3,000	3,001
Metropolitan Life Global Funding, VR, 5.34%, 11/9/07 (1)	12,500	12,502
Metropolitan Life Global Funding, VR, 5.43%, 10/5/07 (1)	3,000	3,001
National Australia Bank, VR, 5.31%, 8/27/08 (1)	6,250	6,250
Nationwide Building Society, VR, 5.37%, 9/5/08 (1)	20,000	20,000
Nationwide Life Global Funding, VR, 5.31%, 8/27/08 (1)	30,000	30,000
Pacific Life Global Funding, VR, 5.34%, 8/8/08	25,000	25,000
PRICOA Global Funding I, VR, 5.31%, 8/27/08 (1)	31,250	31,250
Santander, VR, 5.37%, 9/21/07 (1)	8,000	8,000
Sigma Finance, VR, 5.29%, 4/10/08 (1)	10,000	9,999
Sigma Finance, VR, 5.33%, 6/17/08	6,000	6,000
Sigma Finance, VR, 5.35%, 10/5/07	26,000	26,001
SLM Corp, VR, 5.32%, 5/12/08 (1)	32,000	32,000
Svenska Handelsbanken, VR, 5.29%, 8/21/08	11,000	11,000
Toyota Motor Credit, VR, 5.35%, 4/15/08	5,000	5,001
UniCredito Italiano Bank (Ireland), VR, 5.35%, 8/11/08 (1)	31,000	31,000
Westpac Banking, VR, 5.30%, 9/5/08 (1)	8,000	8,000
Whistlejacket Capital, VR, 5.275%, 8/28/07 (1)	13,500	13,500
Whistlejacket Capital, VR, 5.278%, 8/28/07	5,000	5,000
Whistlejacket Capital, VR, 5.315%, 10/19/07	18,000	17,999
Whistlejacket Capital, VR, 5.315%, 11/15/07 (1)	19,000	18,999
Total Medium-Term Notes (Cost $982,752)		982,752
MUNICIPAL SECURITIES 5.5%
Catholic Health Initiatives, TECP, 5.32%, 8/13/07	7,000	7,000
Catholic Health Initiatives, TECP, 5.33%, 8/7/07	4,800	4,800
Catholic Health Initiatives, TECP, 5.35%, 8/6/07	16,500	16,500
Chicago O'Hare International Airport, TECP, 5.34%, 11/19/07	3,500	3,500
Chicago O'Hare International Airport, TECP, 5.35%, 10/15/07	2,250	2,250
Colorado Housing Fin. Auth., Multi-Family, VRDN
5.35%, 10/1/32	10,440	10,440
Colorado Housing Fin. Auth., Multi-Family, VRDN
5.35%, 10/1/34	9,115	9,115
Colorado Housing Fin. Auth., Multi-Family, VRDN
5.35%, 4/1/36	9,790	9,790
Colorado Housing Fin. Auth., Multi-Family, VRDN
5.35%, 10/1/36	7,885	7,885
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 11/1/30	7,100	7,100
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 11/1/34	11,995	11,995
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 5/1/35	12,850	12,850
Colorado Housing Fin. Auth., Single Family, VRDN
5.35%, 11/1/36	5,500	5,500
Gaithersburg, Asbury Maryland Obligation Group, VRDN
5.35%, 1/1/36	6,800	6,800
Miami-Dade County IDA, South Florida Stadium, VRDN, 5.35%,
7/1/31	27,200	27,200
Mississippi, GO, VRDN, 5.38%, 11/1/28	31,000	31,000
Saint Joseph County, Univ. of Notre Dame, TECP
5.34%, 8/22/07	8,000	8,000
Southern Ute Indian Tribe, VRDN, 5.37%, 1/1/27	10,800	10,800
Texas, Veterans Housing, VRDN, 5.30%, 12/1/27	13,010	13,010
Texas, Veterans Housing, VRDN, 5.31%, 12/1/09	10,000	10,000
Texas, Veterans Housing, VRDN, 5.34%, 12/1/26	12,470	12,470
Texas PFA, Unemployment Obligation Trust, VRDN
5.36%, 12/15/09	12,000	12,000
Univ. of Washington, TECP, 5.36%, 10/10/07	14,500	14,500
Virginia HDA, Single Family, VRDN, 5.35%, 1/1/46	31,000	31,000
Total Municipal Securities (Cost $285,505)		285,505

Total Investments in Securities
100.3% of Net Assets (Cost $5,203,733)		$5,203,733

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,201,971 and represents 23.2% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $1,720,281 and represents 33.2% of net assets.
(6)	Restricted Securities
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

(6) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $62,000 and represents 1.2% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.44%, 4/11/08	4/10/07	$12,000
Genworth Life Insurance, VR, 5.45%, 1/14/08	1/11/06	20,000
ING USA Annuity & Life Insurance, 5.37%, 8/6/07	7/25/05	15,000
ING USA Annuity & Life Insurance, 5.37%, 8/23/07	7/12/05	10,000
Transamerica Occidental Life Insurance, VR, 5.47%, 9/02/08	11/1/04	5,000
Totals		$62,000

The fund has registration rights for certain restricted securities held as of July 31, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Cash Reserves Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Cash Reserves Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $5,203,733,000.

T. ROWE PRICE SUMMIT GNMA FUND
Unaudited		July 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 0.9%

Auto Backed 0.1%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	65	65
		65

Home Equity Loans Backed 0.8%
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	49	49
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	136	134
Chase Funding Mortgage Loan
Series 2003-1, Class 1A6
4.458%, 3/25/14	473	457
		640

Total Asset-Backed Securities (Cost $723)		705

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 7.8%

Commercial Mortgage Backed Securities 6.6%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	500	480
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	750	740
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	434	445
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	550	564
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	375	359

Greenwich Captial Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	200	195

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	391	398

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	925	875

Morgan Stanley Capital I
Series 2007-T27, Class A4, CMO
5.804%, 6/11/42	375	366

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	450	454

		4,876

Whole Loans Backed 1.2%
Bank of America Mortgage Securities
Series 2004-A, Class 2A2, ARM, CMO
4.103%, 2/25/34	186	183

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, ARM, CMO
4.878%, 10/25/34	87	85

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, ARM, CMO
5.086%, 11/25/35	275	273

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, ARM, CMO
6.026%, 9/25/36	310	314
		855

Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,931)		5,731
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 90.7%
U.S. Government Agency Obligations 7.4% (2)
Federal Home Loan Mortgage
6.50%, 7/1/14	197	200
7.00%, 11/1/30	22	23
Federal Home Loan Mortgage, ARM
5.049%, 11/1/35	108	107
5.347%, 2/1/37	416	413
5.388%, 1/1/36	51	50
5.406%, 2/1/37	140	139
5.985%, 12/1/36	305	305
6.014%, 11/1/36	145	145
6.046%, 10/1/36	155	154
6.13%, 10/1/36	156	156
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11-4/15/18	632	47
Federal National Mortgage Assn.
4.50%, 12/1/20	374	357
5.50%, 4/1/34 - 4/1/37	1,565	1,514
6.00%, 8/1/34	308	306
Federal National Mortgage Assn., ARM
4.787%, 11/1/35	135	136
5.321%, 12/1/35	92	91
5.34%, 12/1/35	111	112
5.513%, 12/1/35	161	161
5.545%, 7/1/36	296	299
5.655%, 12/1/35	52	52
5.986%, 9/1/36	87	88
6.04%, 12/1/36	115	116
Federal National Mortgage Assn., IO, 8.50%, 4/25/22	17	4
Federal National Mortgage Assn., TBA, 5.00%, 1/1/18	500	485
		5,460
U.S. Government Obligations 83.3%
Government National Mortgage Assn.
4.00%, 9/15/18	790	740
4.50%, 8/15/33 - 9/15/35	798	735
5.00%, 12/15/17 - 8/20/35	14,088	13,442
5.50%, 10/15/17 - 6/20/36	18,890	18,440
6.00%, 12/15/08 - 11/15/36	11,275	11,273
6.50%, 12/15/14 - 7/20/35	5,012	5,120
7.00%, 3/15/13 - 10/20/36	1,978	2,045
7.50%, 9/15/12 - 3/15/32	631	655
8.00%, 4/15/17 - 2/15/30	131	138
8.50%, 4/15/17 - 3/15/27	207	219
9.00%, 4/15/18 - 3/20/25	26	28
9.50%, 7/15/09 - 12/20/20	37	39
10.00%, 12/15/17 - 3/15/26	102	111
10.50%, 1/15/16 - 10/15/19	51	55
11.00%, 12/15/09 - 9/20/17	10	10
Government National Mortgage Assn., CMO
5.50%, 5/20/31 (3)	1,190	1,195
5.50%, 2/20/32	725	727
6.50%, 11/20/31	516	531
Government National Mortgage Assn., CMO
Principal Only, 3/16/28-7/20/34	193	144
Government National Mortgage Assn., TBA
5.50%, 1/1/33	510	497
6.00%, 1/1/33	3,494	3,486
6.50%, 1/1/37	1,596	1,620
		61,250
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $67,892)		66,710
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 2.0%
U.S. Treasury Obligations 2.0%
U.S. Treasury Notes, 4.75%, 5/31/12	600	604
U.S. Treasury Notes, 5.125%, 5/15/16	825	843
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $1,439)		1,447
SHORT-TERM INVESTMENTS 7.3%
Money Market Funds 7.3%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	5,365	5,365
Total Short-Term Investments (Cost $5,365)		5,365
Total Investments in Securities
108.7% of Net Assets (Cost $81,350)		$79,958

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $65 and represents 0.1% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
(3)	All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2007.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal
TBA	To Be Announced purchase commitment; TBAs totaled $6,088 (8.3% of net assets)
at period-end - see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end.

Open Futures Contracts at July 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 9 U.S. Treasury ten year contracts
$10 par of 5.50% Government National
Mortage Assn. bonds pledged as
initial margin	9/07	$967	$7
Net payments (receipts) of variation
margin to date			(5)
Variation margin receivable (payable)
on open futures contracts			$2

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit GNMA Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $81,350,000. Net unrealized loss aggregated $1,385,000 at period-end, of which $262,000 related to appreciated investments and $1,647,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $132,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $5,365,000 and $4,598,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007